Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
Below is information regarding the relationship between executive compensation and our financial performance for each of the fiscal years ended December 31, 2023, 2022, 2021 and 2020. In determining the “compensation actually paid” to our Named Executive Officers, SEC rules require us to make various adjustments to amounts reported in the Summary Compensation Table because the SEC’s valuation methods for this section differ from those required in the Summary Compensation Table. The table below summarizes compensation values reported in our Summary Compensation Table, as well as the adjusted values required in this section by SEC rules.

							Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for Current PEO ($)(1)	Summary Compensation Table Total for Former PEO ($)(1)	Compensation Actually Paid to Current PEO ($)(2)	Compensation Actually Paid to Former PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)(2)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(3)	Net Income ($)	Operating Income ($)(4)
2023	$5,730,859	—	$17,257,547	—	$2,058,019	$5,735,521	$470.60	$130.87	$354,857,000	$460,496,000
2022	$4,523,872	—	$(3,078,337)	—	$1,616,138	$(394,499)	$225.17	$97.55	$357,422,000	$470,488,000
2021	$4,937,517	—	$16,313,494	—	$1,563,271	$5,643,403	$361.93	$120.41	$253,235,000	$335,141,000
2020	$2,430,138	$2,692,691	$10,089,077	$15,866,394	$948,322	$2,395,295	$194.16	$106.29	$138,340,000	$180,321,000

(1)	Our Principal Executive Officer (“PEO”) and the remaining Named Executive Officers for the relevant fiscal year, as determined under SEC rules, are as follows:

Year	Current PEO	Former PEO	Non-PEO NEOs
2023	Frederick J. Holzgrefe III		Douglas L. Col, Rohit Lal, Raymond R. Ramu, and Patrick D. Sugar
2022	Frederick J. Holzgrefe III		Douglas L. Col, Raymond R. Ramu, Patrick D. Sugar and Anthony Norwood
2021	Frederick J. Holzgrefe III		Douglas L. Col, Raymond R. Ramu, Patrick D. Sugar and Rohit Lal
2020	Frederick J. Holzgrefe III	Richard D. O’Dell	Douglas L. Col, Robert S. Chambers, Raymond R. Ramu, Paul C. Peck and Karla J. Staver

(2)
“Compensation actually paid” to our Named Executive Officers represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted per SEC rules as follows:

	2020			2021		2022		2023
Adjustments	Current PEO	Former PEO	Average non- PEO NEOs	Current PEO	Average non- PEO NEOs	Current PEO	Average non- PEO NEOs	Current PEO	Average non- PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(1,126,107)	$(1,957,361)	$(363,579)	$(2,386,158)	$(588,865)	$(2,394,308)	$(715,715)	$(3,382,889)	$(1,017,459)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$2,839,979	$5,850,426	$833,446	$5,042,837	$1,215,977	$1,398,460	$459,173	$5,795,923	$1,743,218
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$5,788,843	$8,957,943	$995,686	$8,003,541	$3,166,405	$(4,315,909)	$(1,255,471)	$7,617,848	$2,228,303
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$156,224	$322,695	$103,053	$715,757	$286,615	$(2,290,452)	$(498,624)	$1,495,805	$723,440
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	$0	$0	$(121,633)	$0	$0	$0	$0	$0	$0
TOTAL ADJUSTMENTS	$7,658,939	$13,173,703	$1,446,973	$11,375,977	$4,080,132	$(7,602,209)	$(2,010,637)	$11,526,688	$3,677,502
(3)	For the relevant fiscal year, represents the cumulative total shareholder return of the NASDAQ Transportation Index (the “Peer Group TSR”).

(4)	The Company selected measure is operating income which is a GAAP measure used in the annual cash incentive plan.

Company Selected Measure Name	operating income
Named Executive Officers, Footnote
(1)	Our Principal Executive Officer (“PEO”) and the remaining Named Executive Officers for the relevant fiscal year, as determined under SEC rules, are as follows:

Year	Current PEO	Former PEO	Non-PEO NEOs
2023	Frederick J. Holzgrefe III		Douglas L. Col, Rohit Lal, Raymond R. Ramu, and Patrick D. Sugar
2022	Frederick J. Holzgrefe III		Douglas L. Col, Raymond R. Ramu, Patrick D. Sugar and Anthony Norwood
2021	Frederick J. Holzgrefe III		Douglas L. Col, Raymond R. Ramu, Patrick D. Sugar and Rohit Lal
2020	Frederick J. Holzgrefe III	Richard D. O’Dell	Douglas L. Col, Robert S. Chambers, Raymond R. Ramu, Paul C. Peck and Karla J. Staver

Peer Group Issuers, Footnote	For the relevant fiscal year, represents the cumulative total shareholder return of the NASDAQ Transportation Index (the “Peer Group TSR”).
Adjustment To PEO Compensation, Footnote
(2)
“Compensation actually paid” to our Named Executive Officers represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted per SEC rules as follows:

	2020			2021		2022		2023
Adjustments	Current PEO	Former PEO	Average non- PEO NEOs	Current PEO	Average non- PEO NEOs	Current PEO	Average non- PEO NEOs	Current PEO	Average non- PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(1,126,107)	$(1,957,361)	$(363,579)	$(2,386,158)	$(588,865)	$(2,394,308)	$(715,715)	$(3,382,889)	$(1,017,459)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$2,839,979	$5,850,426	$833,446	$5,042,837	$1,215,977	$1,398,460	$459,173	$5,795,923	$1,743,218
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$5,788,843	$8,957,943	$995,686	$8,003,541	$3,166,405	$(4,315,909)	$(1,255,471)	$7,617,848	$2,228,303
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$156,224	$322,695	$103,053	$715,757	$286,615	$(2,290,452)	$(498,624)	$1,495,805	$723,440
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	$0	$0	$(121,633)	$0	$0	$0	$0	$0	$0
TOTAL ADJUSTMENTS	$7,658,939	$13,173,703	$1,446,973	$11,375,977	$4,080,132	$(7,602,209)	$(2,010,637)	$11,526,688	$3,677,502

Non-PEO NEO Average Total Compensation Amount	$ 2,058,019	$ 1,616,138	$ 1,563,271	$ 948,322
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,735,521	(394,499)	5,643,403	2,395,295
Adjustment to Non-PEO NEO Compensation Footnote
(2)
“Compensation actually paid” to our Named Executive Officers represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted per SEC rules as follows:

	2020			2021		2022		2023
Adjustments	Current PEO	Former PEO	Average non- PEO NEOs	Current PEO	Average non- PEO NEOs	Current PEO	Average non- PEO NEOs	Current PEO	Average non- PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(1,126,107)	$(1,957,361)	$(363,579)	$(2,386,158)	$(588,865)	$(2,394,308)	$(715,715)	$(3,382,889)	$(1,017,459)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$2,839,979	$5,850,426	$833,446	$5,042,837	$1,215,977	$1,398,460	$459,173	$5,795,923	$1,743,218
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$5,788,843	$8,957,943	$995,686	$8,003,541	$3,166,405	$(4,315,909)	$(1,255,471)	$7,617,848	$2,228,303
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$156,224	$322,695	$103,053	$715,757	$286,615	$(2,290,452)	$(498,624)	$1,495,805	$723,440
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	$0	$0	$(121,633)	$0	$0	$0	$0	$0	$0
TOTAL ADJUSTMENTS	$7,658,939	$13,173,703	$1,446,973	$11,375,977	$4,080,132	$(7,602,209)	$(2,010,637)	$11,526,688	$3,677,502

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table
Pay Versus Performance Tabular List
We believe the following financial performance measures represent the most important financial performance measures used by us to link compensation actually paid to our Named Executive Officers for the fiscal year ended December 31, 2023 to Company performance:

Company Selected Measures
Operating Income
Operating Ratio
Total Shareholder Return

Total Shareholder Return Amount	$ 470.6	225.17	361.93	194.16
Peer Group Total Shareholder Return Amount	130.87	97.55	120.41	106.29
Net Income (Loss)	$ 354,857,000	$ 357,422,000	$ 253,235,000	$ 138,340,000
Company Selected Measure Amount	460,496,000	470,488,000	335,141,000	180,321,000
Measure:: 1
Pay vs Performance Disclosure
Name	Operating Income
Non-GAAP Measure Description	The Company selected measure is operating income which is a GAAP measure used in the annual cash incentive plan.
Measure:: 2
Pay vs Performance Disclosure
Name	Operating Ratio
Measure:: 3
Pay vs Performance Disclosure
Name	Total Shareholder Return
Frederick J Holzgrefe III [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 5,730,859	$ 4,523,872	$ 4,937,517	$ 2,430,138
PEO Actually Paid Compensation Amount	$ 17,257,547	$ (3,078,337)	$ 16,313,494	$ 10,089,077
PEO Name	Frederick J. Holzgrefe III	Frederick J. Holzgrefe III	Frederick J. Holzgrefe III	Frederick J. Holzgrefe III
Richard D. ODell [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	$ 0	$ 0	$ 2,692,691
PEO Actually Paid Compensation Amount	0	0	0	$ 15,866,394
PEO Name				Richard D. O’Dell
PEO | Frederick J Holzgrefe III [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,526,688	7,602,209	11,375,977	$ 7,658,939
PEO | Frederick J Holzgrefe III [Member] | Deduction For Amounts Reported Under The Stock Awards And Option Awards Columns In The Summary Compensation Table For Applicable Fy [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,382,889	2,394,308	2,386,158	1,126,107
PEO | Frederick J Holzgrefe III [Member] | Increase Based On Asc 718 Fair Value Of Awards Granted During Applicable Fy That Remain Unvested As Of Applicable Fy End, Determined As Of Applicable Fy End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,795,923	1,398,460	5,042,837	2,839,979
PEO | Frederick J Holzgrefe III [Member] | Increase Deduction For Awards Granted During Prior Fy That Were Outstanding And Unvested As Of Applicable Fy End, Determined Based On Change In Asc 718 Fair Value From Prior Fy End To Applicable Fy End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,617,848	4,315,909	8,003,541	5,788,843
PEO | Frederick J Holzgrefe III [Member] | Increase Deduction For Awards Granted During Prior Fy That Vested During Applicable Fy Determined Based On Change In Asc 718 Fair Value From Prior Fy End To Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,495,805	2,290,452	715,757	156,224
PEO | Frederick J Holzgrefe III [Member] | Deduction Of Asc 718 Fair Value Of Awards Granted During Prior Fy That Were Forfeited During Applicable Fy Determined As Of Prior Fy End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Richard D. ODell [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				13,173,703
PEO | Richard D. ODell [Member] | Deduction For Amounts Reported Under The Stock Awards And Option Awards Columns In The Summary Compensation Table For Applicable Fy [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,957,361
PEO | Richard D. ODell [Member] | Increase Based On Asc 718 Fair Value Of Awards Granted During Applicable Fy That Remain Unvested As Of Applicable Fy End, Determined As Of Applicable Fy End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				5,850,426
PEO | Richard D. ODell [Member] | Increase Deduction For Awards Granted During Prior Fy That Were Outstanding And Unvested As Of Applicable Fy End, Determined Based On Change In Asc 718 Fair Value From Prior Fy End To Applicable Fy End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				8,957,943
PEO | Richard D. ODell [Member] | Increase Deduction For Awards Granted During Prior Fy That Vested During Applicable Fy Determined Based On Change In Asc 718 Fair Value From Prior Fy End To Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				322,695
PEO | Richard D. ODell [Member] | Deduction Of Asc 718 Fair Value Of Awards Granted During Prior Fy That Were Forfeited During Applicable Fy Determined As Of Prior Fy End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,677,502	2,010,637	4,080,132	1,446,973
Non-PEO NEO | Deduction For Amounts Reported Under The Stock Awards And Option Awards Columns In The Summary Compensation Table For Applicable Fy [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,017,459	715,715	588,865	363,579
Non-PEO NEO | Increase Based On Asc 718 Fair Value Of Awards Granted During Applicable Fy That Remain Unvested As Of Applicable Fy End, Determined As Of Applicable Fy End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,743,218	459,173	1,215,977	833,446
Non-PEO NEO | Increase Deduction For Awards Granted During Prior Fy That Were Outstanding And Unvested As Of Applicable Fy End, Determined Based On Change In Asc 718 Fair Value From Prior Fy End To Applicable Fy End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,228,303	1,255,471	3,166,405	995,686
Non-PEO NEO | Increase Deduction For Awards Granted During Prior Fy That Vested During Applicable Fy Determined Based On Change In Asc 718 Fair Value From Prior Fy End To Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	723,440	498,624	286,615	103,053
Non-PEO NEO | Deduction Of Asc 718 Fair Value Of Awards Granted During Prior Fy That Were Forfeited During Applicable Fy Determined As Of Prior Fy End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 121,633